Compensatory Equity Incentive Plan and Other Equity Incentives (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Discount on market value	$ 2,303	$ 1,356
Forfeiture Rate, Options	20.00%	20.00%
Forfeiture Rate, RSUs	20.00%	20.00%
Exercisable period	10 years
Instrinsic value of share options exercised	$ 9,919	$ 0
Intrinsic value of options outstanding and exercisable	148,000	86,000
Fair value of options vested	234,000	122,000
Intrinsic Value of RSUs exercised	0	0
Intrinsic Value of RSUs Outstanding and Exercisable	15,100,000	11,800,000
Fair Value of RSUs Vested	$ 389,000	$ 200,000
Discount of employee stock purchases (percent)	10.00%
Lower Limit [Member]
Vesting period of options and RSUs	2 years
Upper Limit [Member]
Vesting period of options and RSUs	4 years
2004 Employee Stock Purchase Plan [Member]
Threshold percentage of compensation	15.00%
Percentage of market value shares may be purchased at	85.00%
Yearly limit on purchase of common stock, value	$ 25,000
Yearly limit on purchase of common stock, shares	4,000
Six month limit on purchase of common stock, shares	2,000
2014 Employee Stock Purchase Plan [Member]
Threshold percentage of compensation	15.00%
Percentage of market value shares may be purchased at	85.00%
Yearly limit on purchase of common stock, value	$ 25,000
Yearly limit on purchase of common stock, shares	8,000
Six month limit on purchase of common stock, shares	4,000